SHAREHOLDERS' EQUITY - Narrative (Details) € / shares in Units, € in Millions, $ in Millions	Apr. 04, 2023 shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2022 EUR (€) € / shares shares	Oct. 26, 2022	Dec. 31, 2021 EUR (€) shares	Dec. 31, 2020
Disclosure Of Share Capital, Reserves And Other Equity Interest [Abstract]
Authorized share capital		$ 9.4	€ 8.8		€ 6.6
Closing foreign exchange rate		1.0667	1.0667	1.0667	1.1334	1.228
Number of shares authorised (in shares)	880,000,000	880,000,000	880,000,000
Par value per share (in euro per share) | € / shares			€ 0.01
Number of shares outstanding (in shares)		656,348,225	656,348,225		648,749,282